                       SUPPLEMENT DATED FEBRUARY 6, 1998
                        TO PROSPECTUS DATED MAY 1, 1997
                 PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 26, 1997

                        SMALL CAP VALUE EQUITY PORTFOLIO
                             VALUE EQUITY PORTFOLIO
                               BALANCED PORTFOLIO
                         GLOBAL FIXED INCOME PORTFOLIO
                              HIGH YIELD PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is being further amended and supplemented to: (i) reflect a change in Portfolio Managers for the Value Equity and Balanced Portfolios; (ii) reflect changes in certain non-fundamental investment limitations of the High Yield Portfolio; and (iii) close the Small Cap Value Equity and Balanced Portfolios to new investors.

                                 --------------

    Alford E. Zick, Jr. will no longer serve as Portfolio Manager for the Value Equity and Balanced Portfolios. Stephen C. Sexauer and Philip W. Friedman now share primary responsibility for managing the assets of the Value Equity and Balanced Portfolios. Accordingly, the second paragraph on page 26 is hereby deleted and replaced with the following:

        VALUE EQUITY AND BALANCED PORTFOLIOS -- STEPHEN C. SEXAUER AND PHILIP W. FRIEDMAN. Stephen C. Sexauer is a Principal of Morgan Stanley and the Adviser and is a member of the investment management team of the Adviser. In addition to portfolio management, his equity research responsibilities include financials, energy, utilities and technology. Mr. Sexauer joined the firm in July 1989 after three years as a Vice President at Salomon Brothers. Previously, he was with Merrill Lynch Economics and Wharton Econometrics. Mr. Sexauer received a B.S. in Economics from the University of Illinois and an M.B.A. in Economics and Statistics from the University of Chicago. Philip W. Friedman is a Managing Director of Morgan Stanley and the Adviser and is a member of the investment management team of the Adviser. In addition to portfolio management, his equity research responsibilities include business equipment and services, capital goods, consumer durables, multi-industry and transportation. Prior to joining the Adviser in 1997, he was the North American Director of Equity Research at Morgan Stanley. From 1990 to 1995, he was a member of Morgan Stanley's Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (PHI BETA KAPPA AND SUMMA CUM LAUDE) in Economics. He also holds an M.B.A. from J.L. Kellogg School of Management at Northwestern University. Mr. Sexauer and Mr. Friedman have had primary responsibility for managing the Value Equity Portfolio since January 1992 and July 1997, respectively.

    Mr. Sexauer and Mr. Friedman have had primary responsibility for managing the Balanced Portfolio since February 1990 and July 1997, respectively.

                                 --------------

    The last paragraph on page 17 is deleted and replaced with the following:

        The Portfolio may acquire fixed income securities of both U.S. and foreign issuers, including debt obligations (e.g., bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper and obligations issued or guaranteed by the U.S. Government, any foreign government with which the United States maintains relations or any of their respective political subdivisions, agencies or instrumentalities) and preferred stock. The Portfolio's fixed income securities may have equity features such as conversion rights or warrants, and the Portfolio may invest in equity securities other than preferred stock (e.g., common stocks, warrants and rights and limited partnership interests). The Portfolio may not invest more than 5% of its total assets at time of acquisition in limited partnership interests. The Portfolio may invest in fixed income securities that are investment grade (i.e., rated in one of the top four categories or comparable) and have maturities of one year or less. The Portfolio may invest in or own securities of companies in various stages of financial restructuring, bankruptcy or reorganization which are not currently paying interest or dividends; the total value, at time of purchase, of the sum of all such securities will not exceed 10% of the value of the Portfolio's total assets

                                 --------------

        The following sentence is added to the end of the first paragraph on the cover page of the Prospectus:

        The Small Cap Value Equity and Balanced Portfolios are currently closed to new investors with the exception of certain tax-qualified retirement plans, other investment companies advised by Morgan Stanley Asset Management Inc. and its affiliates and certain employees of the Adviser and its affiliates.

        The first sentence under "SHAREHOLDER SERVICES--EXCHANGE FEATURES" is deleted and replaced with the following:

        You may exchange shares that you own in any Portfolio for shares of any other available portfolio(s) of the Fund (other than the International Equity, Emerging Markets, Small Cap Value Equity and Balanced Portfolios, which are closed to new investors except as described above).

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED FEBRUARY 6, 1998
                        TO PROSPECTUS DATED MAY 1, 1997
                 PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 26, 1997

                             FIXED INCOME PORTFOLIO
                            MUNICIPAL BOND PORTFOLIO
                      MORTGAGE-BACKED SECURITIES PORTFOLIO
                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY INSTITUTIONAL FUND, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 -------------

    The Prospectus is being further amended and supplemented to reflect the offering of Class B shares of the Money Market Portfolio. Accordingly, the Prospectus is amended and supplemented as follows:

                                 --------------

    The Cover Page of the Prospectus is amended to indicate that the Prospectus also relates to the offering of Class B shares of the Money Market Portfolio.

                                 --------------

    The tables and discussion under the heading "FUND EXPENSES" beginning on page 2 are hereby deleted and replaced with the following:

                                                          MORTGAGE-                   MUNICIPAL
                                  FIXED      MUNICIPAL      BACKED        MONEY         MONEY
SHAREHOLDER TRANSACTION           INCOME        BOND      SECURITIES     MARKET        MARKET
EXPENSES                        PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------  ----------   ----------   ----------   -----------   -----------
Maximum Sales Load Imposed on
 Purchases
  Class A.....................     None         None         None         None          None
  Class B.....................     None         None         None         None           N/A
Maximum Sales Load Imposed on
 Reinvested Dividends
  Class A.....................     None         None         None         None          None
  Class B.....................     None         None         None         None           N/A
Deferred Sales Load
  Class A.....................     None         None         None         None          None
  Class B.....................     None         None         None         None           N/A
Redemption Fees
  Class A.....................     None         None         None         None          None
  Class B.....................     None         None         None         None           N/A
Exchange Fees
  Class A.....................     None         None         None         None          None
  Class B.....................     None         None         None         None           N/A

                                                          MORTGAGE-                   MUNICIPAL
                                  FIXED      MUNICIPAL      BACKED        MONEY         MONEY
                                  INCOME        BOND      SECURITIES     MARKET        MARKET
ANNUAL FUND OPERATING EXPENSES  PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------  ----------   ----------   ----------   -----------   -----------
(AS A PERCENTAGE OF AVERAGE
NET ASSETS)
Management Fee (Net of Fee
 Waivers)*
  Class A.....................   0.20%        0.07%        0.20%+        0.30%         0.30%
  Class B.....................   0.20%        0.07%        0.20%+        0.30%           N/A
12b-1 Fees
  Class A.....................     None         None         None         None          None
  Class B.....................   0.15%**      0.25%        0.25%         0.25%           N/A
Other Expenses
  Class A.....................   0.25%        0.38%        0.25%         0.22%         0.23%
  Class B.....................   0.25%        0.38%        0.25%         0.22%           N/A
                                -----        -----        -----         -----         -----
Total Operating Expenses (Net
 of Fee Waivers)*
  Class A.....................   0.45%        0.45%        0.45%         0.52%         0.53%
  Class B.....................   0.60%        0.70%        0.70%         0.77%           N/A
                                -----        -----        -----         -----         -----
                                -----        -----        -----         -----         -----

--------------

 + Estimated

 * The Adviser has agreed to waive its management fee and/or reimburse each Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed a specified percentage of its average daily net assets. As a result of these reductions, the Management Fees stated above for a Portfolio may be lower than the contractual fees stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses see "Management of the Fund." Set forth below, for each Non-Money Portfolio as applicable, are the management fees and total operating expenses absent such fee waivers and/or expense reimbursements as a percent of average daily net assets of the Portfolios.

** The Distributor has agreed to waive 0.10% of the 0.25% distribution fee it is entitled to receive from the Portfolio.

                                                                                                      TOTAL OPERATING
                                                                                                    EXPENSES ABSENT FEE
                                                                                                   WAIVERS AND/OR EXPENSE
                                                                       MANAGEMENT FEES                 REIMBURSEMENTS
                                                                  ABSENT FEE WAIVERS AND/OR      --------------------------
PORTFOLIO                                                           EXPENSE REIMBURSEMENTS         CLASS A       CLASS B
-------------------------------------------------------------  --------------------------------  ------------  ------------
Fixed Income.................................................                0.35%                     0.60%         0.74%
Municipal Bond...............................................                0.35%                     0.73%         0.98%
Mortgage-Backed Securities...................................                0.35%                     0.60%         0.85%

    The purpose of the tables above is to assist the investor in understanding the various expenses that an investor in the Portfolios will bear directly or indirectly. Expenses and fees are based on actual figures for the fiscal year ended December 31, 1996, except that (i) expenses for Class B shares of the Money Market Portfolio assume that expenses for Class A and Class B shares will differ only by the distribution expense charged to Class B shares and (ii) expenses for the Mortgage-Backed Securities Portfolio are based on estimates and assume that the average daily net assets of the Mortgage-Backed Securities Portfolio will be $50,000,000. Due to the continuous nature of Rule 12b-1 fees, long term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules.

    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) an 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Portfolios charge no redemption fees of any kind. The following example is based on total operating expenses of the Portfolios after fee waivers.

                                                                             1 YEAR        3 YEARS      5 YEARS      10 YEARS
                                                                          -------------  -----------  -----------  -------------
Fixed Income Portfolio
  Class A...............................................................    $       5     $      14    $      25     $      57
  Class B...............................................................            6            19           33            75
Municipal Bond Portfolio
  Class A...............................................................            5            14           25            57
  Class B...............................................................            7            22           39            87
Mortgage-Backed Securities Portfolio
  Class A...............................................................            5            14            *             *
  Class B...............................................................            7            22            *             *
Money Market Portfolio
  Class A...............................................................            5            17           29            65
  Class B...............................................................            8            25            *             *
Municipal Money Market Portfolio
  Class A...............................................................            5            17           30            66

--------------

* Because this Class or Portfolio was not operational as of the Fund's fiscal year end, the Fund has not projected expenses beyond the three-year period shown.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.

                                 --------------

    The third to last sentence of the paragraph appearing under "FINANCIAL HIGHLIGHTS" on page 4 of the prospectus is deleted and replaced with the following:

        No financial highlights appear for Class A and Class B shares of the Mortgage-Backed Securities Portfolio and Class B shares of the Money Market Portfolio because the Fund had not offered those classes of shares as of December 31, 1996.

                                 --------------

    The second sentence of the first paragraph under the heading "PROSPECTUS SUMMARY--THE FUND" on page 9 is hereby deleted and replaced with the following:

        Each portfolio offers Class A shares and, except for the International Small Cap and Municipal Money Market Portfolios, also offers Class B shares.

                                 --------------

    The paragraph under the heading "PROSPECTUS SUMMARY--HOW TO INVEST" on page 11 is hereby supplemented as follows:

        Class B shares of the Money Market Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annual basis. There is no minimum investment for Class B shares of the Money Market Portfolio.

                                 --------------

    The table under the heading "MANAGEMENT OF THE FUND--INVESTMENT ADVISER" on page 23 of the Prospectus is hereby deleted and replaced with the following:

                                                                                        MAXIMUM TOTAL OPERATING
                                                                                           EXPENSES AFTER FEE
                                                                     MANAGEMENT FEE     WAIVERS AND/ OR EXPENSE
                                                                   ABSENT FEE WAIVERS        REIMBURSEMENTS
                                                                     AND/OR EXPENSE     ------------------------
PORTFOLIO                                                            REIMBURSEMENTS       CLASS A      CLASS B
-----------------------------------------------------------------  -------------------  -----------  -----------
Fixed Income.....................................................           0.35%            0.45%        0.60%
Municipal Bond...................................................           0.35%            0.45%        0.70%
Mortgage-Backed Securities.......................................           0.35%            0.45%        0.70%
Money Market.....................................................           0.30%            0.55%        0.80%
Municipal Money Market...........................................           0.30%            0.57%          N/A

                                 --------------

    The third and fourth paragraphs under the heading "MANAGEMENT OF THE FUND--DISTRIBUTOR" on page 26 of the Prospectus are deleted and replaced with the following:

        The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Non-Money Portfolio and the Money Market Portfolio pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). Under each Plan, the Distributor is entitled to receive compensation from each Portfolio offering Class B shares, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. The Distributor may, in its discretion, voluntarily waive from time to time all or a portion of its compensation and each of the Distributor and the Adviser is free to make payments out of its own assets to promote the sale of Fund shares, including payments that compensate financial institutions for distribution services or shareholder services. The Distributor has agreed to waive 0.10% of the 0.25% distribution fee it is entitled to receive from the Fixed Income Portfolio.

                                 --------------

    The information under the heading "PURCHASE OF SHARES", "REDEMPTION OF SHARES" and "SHAREHOLDER SERVICES" on pages 26 through 34 is hereby deleted and replaced with the following:

                               PURCHASE OF SHARES

        Class A shares of each Portfolio and Class B shares of each Portfolio except the Municipal Money Market Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund of a purchase order as described under "Methods of Purchase." CLASS B SHARES OF THE MONEY MARKET PORTFOLIO ARE AVAILABLE FOR PURCHASE ONLY THROUGH FINANCIAL INTERMEDIARIES (AS DISCUSSED BELOW) THAT HAVE MADE ARRANGEMENTS WITH THE FUND. The net asset value per share of each Portfolio is calculated on days that the New York Stock Exchange ("NYSE") and Chase (the "Custodian Bank") are open for business. Net asset value per share is determined (i) for each Non-Money Portfolio, as of the close of trading of the NYSE (normally 4:00 p.m. Eastern Time),
    (ii) for the Money Market Portfolio, as of 12:00 noon Eastern Time and
    (iii) for the Municipal Money Market Portfolio, as of 11:00 a.m. Eastern Time (for each Portfolio, the "Pricing Time"). For more information on net asset value, see "Valuation of Shares."

    MINIMUM INVESTMENT

        For a Non-Money Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares of each Non-Money Portfolio. The minimum initial investment is $100,000 for Class A shares of each Money Portfolio. There is no minimum initial investment for Class B shares of the Money Market Portfolio. These minimums may be waived at the discretion of the Adviser for (i) certain employees and customers of Morgan Stanley or its affiliates; (ii) certain third parties, including trust departments, brokers, dealers, agents, financial planners, financial services firms, investment advisers or various retirement and deferred compensation plans ("Financial Intermediaries"); and (iii) with respect to Class A shares, certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at 1-800-548-7786. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.

    METHODS OF PURCHASE

        Shares may be purchased directly from the Fund by Federal Funds wire, by bank wire or by check. Investors may also invest in the Portfolios by purchasing shares through Financial Intermediaries that have made arrangements with Morgan Stanley. Class B shares of the Money Market Portfolio may be purchased only through Financial Intermediaries. Some Financial Intermediaries may charge an additional service or transaction fee. If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

        FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and the Custodian Bank are open for business. Your bank may charge a service fee for wiring Federal

    Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps:

       1. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.

       2. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:

           The Chase Manhattan Bank
           One Manhattan Plaza
           New York, NY 10081-1000
           ABA# 021000021
           DDA# 910-2-733293
           Attn: Morgan Stanley Institutional Fund, Inc.
           Ref: (Portfolio name, your account number, your account name)

           Please call the Fund at 1-800-548-7786 prior to wiring funds.

       3. Complete and sign the Account Registration Form and mail it to the address shown thereon.

        Purchases for which an order is received prior to the Pricing Time and for which Federal Funds are received prior to the regular close of the Federal Funds Wire Control Center ("FFWCC"), which is currently 6:00 p.m. Eastern Time, will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the regular close of the FFWCC will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into an agreement with Morgan Stanley pursuant to which they may place orders to purchase shares prior to the Pricing Time, but make payment in Federal Funds for those shares the morning of the following business day.

        BANK WIRE. The same procedure outlined under "Federal Funds Wire" above must be followed when purchasing shares by bank wire. However, depending on the time the bank wire is sent and the bank handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.

        CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Institutional Fund, Inc.--[portfolio name]" to:

       Morgan Stanley Institutional Fund, Inc.
       P.O. Box 2798
       Boston, Massachusetts 02208-2798

        The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share of each of the Portfolios determined on the next business day after receipt. Prior to crediting of Federal Funds, however, an investor's money will not be invested.

        INVESTMENT THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to receive purchase and redemption orders from underlying beneficial owners, such as retirement plan participants, generally on each business day. Each business evening, the Financial Intermediary aggregates all orders received from underlying beneficial owners prior to the Pricing Time on that business day, and the Financial Intermediary places a net purchase and/or redemption order(s) on the morning of the next business day. These orders normally are executed at the net asset value that was computed for each Portfolio as of the close of the previous business day. For more information, please see "Valuation of Shares".

        ADDITIONAL INVESTMENTS. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. The minimum additional investment, generally, is $1,000 per Portfolio, except that there is no minimum for Class B shares of the Money Market Portfolio. The minimum additional investment may be lower for certain accounts described under "Minimum Investment," above. For purchases directly from the Fund, it is very important that your account name, the Portfolio name and the class selected be specified in the letter or wire to assure proper crediting to your account.

    INVOLUNTARY CONVERSION AND REDEMPTION OF NEW ACCOUNT SHARES

        Class A and Class B shares of each Non-Money Portfolio held in a New Account may be subject to certain involuntary conversion and redemption features as described below. Class A and Class B shares of the Money Market Portfolio are not subject to involuntary conversion or redemption. The conversion and redemption features described below may be waived at the discretion of the Adviser for shares held in a Managed Account and shares purchased through a Financial Intermediary. The Fund reserves the right to modify or terminate the conversion or redemption features of the shares at any time upon 60 days notice to shareholders.

        CONVERSION FROM CLASS A TO CLASS B SHARES. If the value of a New Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to Class B shares. The Fund will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder.

        CONVERSION FROM CLASS B TO CLASS A SHARES. If the value of a New Account containing Class B shares increases to $500,000 or more, whether due to shareholder share purchases or market activity, the Class B shares generally will convert to Class A shares. Class B shares purchased through a Financial Intermediary that has entered into an arrangement with the Fund for the purchase of such shares may not be converted. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements as are applicable to New Accounts containing Class A shares described above.

        INVOLUNTARY REDEMPTION OF SHARES. If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder.

    GRANDFATHERED CLASS A AND GRANDFATHERED CLASS B ACCOUNTS

        Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remained Class A shares regardless of account size thereafter. Except for shares purchased through a Financial Intermediary and shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") converted to Class B shares on March 1, 1996. Grandfathered Class A Accounts are not subject to conversion from Class A shares to Class B shares. Grandfathered Class A Accounts and Grandfathered Class B Accounts are not subject involuntary redemption.

                              REDEMPTION OF SHARES

        Class A shares of each Portfolio and Class B shares of each Portfolio except the Municipal Money Market Portfolio may be redeemed at any time and without charge at the net asset value per share next determined after receipt by the Fund of a redemption order as described under "Methods of Redemption." Redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by a Portfolio.

    METHODS OF REDEMPTION

        Shares may be redeemed directly from the Fund by mail or by telephone. HOWEVER, SHARES PURCHASED THROUGH A FINANCIAL INTERMEDIARY MUST BE REDEEMED THROUGH A FINANCIAL INTERMEDIARY. Certain Financial Intermediaries may charge an additional service or transaction fee.

        BY MAIL. Each Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798 or, by overnight courier, to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.

        "Good order" means that the request to redeem shares must include the following:

           1. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

           2. Any required signature guarantees (see "Further Redemption Information" below); and

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           3.  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

        Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.

        BY TELEPHONE. Provided that you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.

        The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

        REDEMPTION THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to accept redemption requests from underlying beneficial owners. These redemptions may be processed as described under "Purchase of Shares--Investment through Financial Intermediaries."

    FURTHER REDEMPTION INFORMATION

        Normally the Fund will make payment for all shares redeemed within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission").

        If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of portfolio securities in conformity with

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
    applicable rules of the Commission. Distributions-in-kind will be made in readily marketable securities. Shareholders may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

        To protect your account, the Fund and its agents from fraud, signature guarantees are required to verify the identity of the person who has authorized certain redemptions. Please contact the Fund for further information. See "Redemption of Shares" in the Statement of Additional Information.

                         ACCOUNT POLICIES AND SERVICES

    EXCHANGE FEATURES

        You may exchange shares of each Portfolio that you own for shares of any other available portfolio(s) of the Fund, subject to certain limitations. The International Equity, Emerging Markets, Small Cap Value Equity and Balanced Portfolios are closed to new investors and are not eligible for exchange. In addition, certain portfolios may be unavailable to shareholders who purchased portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which portfolios are available for exchange.

        Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. In exchanging for shares of a portfolio with more than one class, the class of shares received in the exchange will be determined in the same manner as any other purchases of shares, including minimum initial investment and account size requirements, and will not be based on the class of shares surrendered for the exchange. See "Purchase of Shares." Exchange transactions are treated as a redemption followed by a purchase and an exchange will be considered a taxable event for shareholders subject to tax. Exchange transactions will be processed at the net asset value per share next determined after receipt of the request as described above under "Purchase of Shares" and "Redemption of Shares." Shares of the portfolios may be exchanged by mail or telephone. The telephone exchange privilege is automatic and made available without shareholder election. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.

        BY MAIL. To exchange shares by mail, send a written exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Your written exchange request should include
    (i) the name, class of shares and account number of your current Portfolio, (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares, and (iii) the signatures of all registered account holders.

        BY TELEPHONE. To exchange shares by telephone, call the Fund at the phone number provided on the cover of this Prospectus. A Fund representative will request (i) the name, class of shares and account number of your current Portfolio and (ii) the name(s) and class(es) of shares of the portfolio(s) into which you intend to exchange shares. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares" above.

    TRANSFER OF REGISTRATION

        You may transfer the registration of any of your Portfolio shares to another person by sending a written request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. It may not be possible to transfer the registration of certain shares purchased through a Financial Intermediary. As with redemptions, the written request must be received in "good order" before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of shares and may result in involuntary conversion or redemption of your shares. See "Purchase of Shares" above.

    OTHER ACCOUNT INFORMATION

        The Portfolios do not issue share certificates. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

    EXCESSIVE TRADING

        Frequent trades involving either substantial portfolio assets or a substantial portion of your account or accounts controlled by you can disrupt management of a portfolio and raise its expenses. Consequently, in the interest of shareholders of each portfolio and each Portfolio's performance, the Fund may, in its discretion, bar a shareholder that engages in excessive trading of shares of any class of a portfolio from further share purchases for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. For example, exchanging shares of portfolios of the Fund as follows would amount to excessive trading: exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C and again exchanging shares of Portfolio C for shares of Portfolio A within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (1) trades exclusively between money market portfolios; and (2) trades made in connection with an asset allocation service, such as TFM Accounts, managed or advised by the Adviser and/or any of its affiliates.

    INVESTMENT IN FUNDS THROUGH A TOTAL FUNDS MANAGEMENT ("TFM") ACCOUNT

        TFM is an active investment management service managed by Morgan Stanley or its affiliates, including Morgan Stanley Asset Management Inc. (each, a "TFM Adviser"), that allocates clients' investments across a combination of either Class A or Class B shares of certain of the portfolios. From time to time, one or more of the Portfolios used for investment by the TFM Accounts may experience relatively large investments or redemptions due to investment decisions made or recommended by the TFM Adviser. These transactions will affect the portfolios, since portfolios that experience significant redemptions may have to sell portfolio securities and portfolios that receive additional cash will have to invest it in additional portfolio securities. It is impossible to predict the overall impact of these transactions over time, however, there could be adverse effects on portfolio management. These transactions also could have tax consequences if sales of portfolio securities result in gains or could increase transaction costs. The Adviser, representing the interests of the portfolios, is committed to minimizing the impact of TFM Account transactions to the portfolios. The Adviser, however, will have a conflict in fulfilling this responsibility in that it also serves as a TFM Adviser. In that capacity, the Adviser, representing the interests of the TFM Accounts, also is committed to minimizing the impact of TFM Account transactions on the Portfolios to the extent consistent with pursuing the investment objectives of the TFM Accounts. The Adviser will monitor the impact of TFM Account transactions on the Portfolios.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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